Summary of Significant Accounting Policies - Schedule of Convertible Series A Preferred Stock, Shares Payable, and Unvested Restricted Stock Effect to The Reverse Split (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Convertible Series A Preferred Stock, Shares Payable, and Unvested Restricted Stock Effect to The Reverse Split [Line Items]
Total	24,708,446	1,983,533	2,063,678	1,697,797
Original Issue Discount Convertible Promissory Notes [Member]
Schedule of Convertible Series A Preferred Stock, Shares Payable, and Unvested Restricted Stock Effect to The Reverse Split [Line Items]
Total			1,903,675	1,436,208
Unvested Restricted Stock [Member]
Schedule of Convertible Series A Preferred Stock, Shares Payable, and Unvested Restricted Stock Effect to The Reverse Split [Line Items]
Total	17,446	87,514	69,782	150,308
Shares Payable [Member]
Schedule of Convertible Series A Preferred Stock, Shares Payable, and Unvested Restricted Stock Effect to The Reverse Split [Line Items]
Total	300,355		8,125	29,185
Convertible Preferred Stock [Member]
Schedule of Convertible Series A Preferred Stock, Shares Payable, and Unvested Restricted Stock Effect to The Reverse Split [Line Items]
Total	15,923,567	82,096	82,096	82,096